UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

GRT CAPITAL PARTNERS, L.L.C.

GRT VALUE FUND
ANNUAL REPORT                                                      JULY 31, 2009

                                                    INVESTMENT ADVISER:
                                                    GRT CAPITAL PARTNERS, L.L.C.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2009

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................    9
Statement of Operations ...................................................   10
Statements of Changes in Net Assets .......................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   13
Report of Independent Registered Public Accounting Firm ...................   21
Trustees and Officers of The Advisors' Inner Circle Fund II ...............   22
Disclosure of Fund Expenses ...............................................   30
Notice to Shareholders ....................................................   32

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

SHAREHOLDERS' LETTER

July 31, 2009

Dear Shareholders:

We are pleased to provide you with the annual report for the GRT Value Fund (the "Fund"), which covers the period August 1, 2008 through July 31, 2009.

During the past year, the Fund's value fell 17.35%, compared to a decline of 20.72% for the Russell 2000 Index.

This period is a tale of two markets. The market from the beginning of the period through March 9, 2009 was dismal. For the first time in many of our lives, diversification failed as almost every asset classes suffered losses simultaneously. Investors, in full panic-mode, largely ignored valuation and rushed to the exits. The fear was so palpable that, for a time, treasuries actually traded with a negative yield. The focus was on return of capital rather than return on capital. The continued selling of value names at lower and lower levels took its toll on active management. The incredible pressure on alpha caused even the most successful and established managers to struggle through this period.

The market from March 9, 2009 through the end of this report is a much different story. A combination of unprecedented government intervention and the largest stimulus package in history combined to calm the markets. Investors emerged from the fog of panic to see that they were now underweight in a market which was quite attractive by almost any measure. Investors started to shift some funds from bonds to equities, strengthening the demand for riskier assets and helping to power the continuing market advance.

Inflation appears to be under control, but some investors are beginning to worry that once the economy stabilizes, inflation could return as a result of the large government programs - both monetary and fiscal. This is not good news for bonds which generally provide less purchasing power protection in rising rate environments. As investors, we see both sides of this coin: (1) low current inflation resulting from weak credit growth and weak demand and (2) the possibility of much higher inflation in the intermediate to longer term. We're trying to build a portfolio that will do well even if both of these outcomes occur. Also, because it is not at all certain that the financial trauma is over, we continue to emphasize companies that are larger and higher quality than we normally place in the portfolio.

Recent press has been encouraging the use of index products over active management. We would argue that this strategy (like many others in the market) is a cycli-

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

cal one. The unprecedented size of government stimulus efforts will likely have some unintended consequences. There is a historically high level of debt at the consumer, corporate, and government levels. For these reasons, we think now is the best time to stick with a proven active manager. While cash or near cash equivalents might be comfortable in the short to intermediate term, in our view they are very likely to lose real (e.g., adjusted for inflation) purchasing power in the coming years.

We feel strongly that our investment philosophy will continue to provide us with an edge in this market, and give our investors a good chance to preserve and grow real wealth.

GRT Value Fund

Rudy Kluiber, CFA
Greg Fraser, CFA
Tim Krochuk, CFA

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

THE RUSSELL 2000 INDEX is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2009

Growth of a $10,000 Investment

                              (PERFORMANCE GRAPH)


Initial Investment Date 5/1/08                  Jul 08   Jul 09
                                                ------   ------
              GRT Value Fund         $10,000    $9,633   $7,962
          Russell 2000 Index         $10,000    $9,825   $7,789

*    THE FUND COMMENCED OPERATIONS ON MAY 1, 2008.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

               SEE DEFINITION OF THE COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

Industrials                   17.5%
Cash Equivalent               16.4%
Health Care                   13.6%
Information Technology        12.6%
Financials                    11.3%
Consumer Staples               8.0%
Materials                      7.4%
Energy                         4.6%
Consumer Discretionary         4.3%
Exchange-Traded Funds          3.1%
Utilities                      1.2%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 81.0%

                                                            SHARES       VALUE
                                                           --------   ----------
CONSUMER DISCRETIONARY -- 4.4%
      Abercrombie & Fitch, Cl A ........................         40   $    1,144
      Amerigon* ........................................        320        2,691
      Arbitron .........................................        700       11,396
      Footstar .........................................      5,458        5,294
      Group 1 Automotive ...............................        215        6,334
      Kenneth Cole Productions, Cl A ...................      1,017        8,167
      McGraw-Hill ......................................        604       18,935
      Pacific Sunwear of California* ...................        780        2,590
      Palm Harbor Homes* ...............................      2,890        6,560
      Papa John's International* .......................        125        3,176
      Wet Seal, Cl A* ..................................      2,110        6,963
                                                                      ----------
                                                                          73,250
                                                                      ----------
CONSUMER STAPLES -- 8.1%
      Alliance One International* ......................        523        2,165
      Coca-Cola ........................................        270       13,457
      Constellation Brands, Cl A* ......................      1,040       14,206
      CVS/Caremark .....................................        998       33,413
      Darling International* ...........................      1,220        8,613
      Kraft Foods, Cl A ................................        270        7,652
      NBTY* ............................................        582       21,069
      Universal ........................................        270       10,279
      Wal-Mart Stores ..................................        490       24,441
                                                                      ----------
                                                                         135,295
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2009

COMMON STOCK -- CONTINUED

                                                            SHARES       VALUE
                                                           --------   ----------
ENERGY -- 4.6%
      CARBO Ceramics ...................................        232   $    9,672
      Clayton Williams Energy* .........................        173        3,336
      ConocoPhillips ...................................        237       10,359
      Core Laboratories ................................         28        2,407
      Dril-Quip* .......................................         80        3,383
      Massey Energy ....................................        470       12,502
      Noble ............................................        660       22,348
      StealthGas .......................................      2,460       13,333
                                                                      ----------
                                                                          77,340
                                                                      ----------
FINANCIALS -- 11.4%
      American Express .................................        360       10,199
      Berkshire Hathaway, Cl B* ........................         30       95,415
      CB Richard Ellis Group, Cl A* ....................        153        1,667
      Ezcorp, Cl A* ....................................      1,394       17,634
      First American ...................................        640       18,912
      First Bancorp ....................................        838        2,598
      HRPT Properties Trust (A) ........................        140          675
      Hudson City Bancorp ..............................        580        8,155
      MFA Financial (A) ................................      1,920       14,208
      Moody's ..........................................        128        3,039
      New York Community Bancorp .......................        956       10,458
      Raymond James Financial ..........................        387        7,941
                                                                      ----------
                                                                         190,901
                                                                      ----------
HEALTH CARE -- 13.7%
      Adolor* ..........................................      1,555        2,768
      Arthrocare* ......................................        427        5,764
      Charles River Laboratories International* ........         90        2,976
      DaVita* ..........................................        350       17,395
      Elan ADR* ........................................        709        5,587
      Harvard Bioscience* ..............................      1,350        5,616
      Johnson & Johnson ................................        310       18,876
      Merit Medical Systems* ...........................        350        6,402
      Natus Medical* ...................................        989       13,450
      Palomar Medical Technologies* ....................      1,060       15,836
      PSS World Medical* ...............................        833       16,835
      Quest Diagnostics ................................         80        4,370
      Questcor Pharmaceuticals* ........................        320        1,875
      Santarus* ........................................      1,415        4,443

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2009

COMMON STOCK -- CONTINUED

                                                            SHARES       VALUE
                                                           --------   ----------
HEALTH CARE -- CONTINUED
      Schering-Plough ..................................        152   $    4,030
      Thermo Fisher Scientific* ........................        530       23,998
      Trinity Biotech ADR* .............................      2,908       12,301
      UnitedHealth Group ...............................        489       13,721
      VCA Antech* ......................................        160        4,093
      Waters* ..........................................         80        4,020
      WellPoint* .......................................        165        8,686
      Wyeth ............................................        540       25,137
      Zimmer Holdings* .................................        250       11,650
                                                                      ----------
                                                                         229,829
                                                                      ----------
INDUSTRIALS -- 17.5%
      Actuant, Cl A ....................................      1,090       13,996
      AerCap Holdings* .................................        529        4,042
      Allied Defense Group* ............................      1,960        6,742
      ATS Automation Tooling Systems* ..................      2,212        9,514
      Belden ...........................................        315        5,525
      Blount International* ............................      2,280       21,204
      Boart Longyear Group .............................      7,390        1,822
      Bucyrus International, Cl A ......................        350       10,318
      Ceradyne* ........................................        450        8,123
      CIRCOR International .............................        360        8,302
      Colfax* ..........................................      1,350       12,784
      Corporate Executive Board ........................        490        9,202
      Dycom Industries* ................................      1,500       19,095
      Esterline Technologies* ..........................        706       20,072
      GEA Group ........................................        480        7,859
      Goodrich .........................................        440       22,598
      GrafTech International* ..........................      1,296       17,794
      Interface, Cl A ..................................      3,370       23,388
      Kansas City Southern* ............................        130        2,640
      KHD Humboldt Wedag International* ................        770        7,330
      Knoll ............................................        500        4,895
      Manitowoc ........................................        530        3,275
      Mine Safety Appliances ...........................        440       12,360
      Orbital Sciences* ................................        140        1,896
      Quanex Building Products .........................        195        2,319
      Rockwell Collins .................................        440       18,568
      Spirit Aerosystems Holdings, Cl A* ...............        505        6,570

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2009

COMMON STOCK -- CONTINUED

                                                            SHARES       VALUE
                                                           --------   ----------
INDUSTRIALS -- CONTINUED
      Titan International ..............................      1,280   $    9,523
      Watts Water Technologies, Cl A ...................         55        1,449
                                                                      ----------
                                                                         293,205
                                                                      ----------
INFORMATION TECHNOLOGY -- 12.6%
      Advanced Analogic Technologies* ..................      2,232       10,758
      ATMI* ............................................        100        1,819
      Brooks Automation* ...............................      2,497       14,807
      eBay* ............................................        350        7,437
      EchoStar, Cl A* ..................................        710       10,465
      Fair Isaac .......................................        710       13,625
      Fidelity National Information Services ...........        815       19,087
      Harris ...........................................        310        9,706
      Intevac* .........................................      1,977       22,755
      Kopin* ...........................................        870        3,454
      Logitech International* ..........................        470        7,868
      Mantech International, Cl A* .....................        263       14,018
      Maxim Integrated Products ........................        315        5,582
      Measurement Specialties* .........................      1,304       10,497
      Monotype Imaging Holdings* .......................         90          655
      Nokia ADR ........................................        600        8,004
      PC Mall* .........................................        214        1,860
      Polycom* .........................................        130        3,088
      SAIC* ............................................        408        7,381
      Seagate Technology ...............................        490        5,900
      Silicon Storage Technology* ......................      1,189        2,235
      Ultra Clean Holdings* ............................      5,005       19,770
      Virage Logic* ....................................        450        2,246
      Western Union ....................................        490        8,565
                                                                      ----------
                                                                         211,582
                                                                      ----------
MATERIALS -- 7.4%
      Agrium ...........................................        170        7,852
      Barrick Gold .....................................        261        9,109
      Brush Engineered Materials* ......................        160        3,413
      Flotek Industries* ...............................         40           75
      FMC ..............................................        320       15,565
      Haynes International* ............................         80        1,843
      Huntsman .........................................      1,970       12,096
      Kinross Gold .....................................        241        4,733

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2009

COMMON STOCK -- CONTINUED

                                                            SHARES       VALUE
                                                           --------   ----------
MATERIALS -- CONTINUED
      Methanex .........................................      1,590   $   26,124
      Nyrstar (B) ......................................        150        1,310
      Olin .............................................        870       11,997
      Omnova Solutions* ................................      2,000       11,220
      Reliance Steel & Aluminum ........................        220        7,416
      Schnitzer Steel Industries, Cl A .................        130        6,990
      Yamana Gold ......................................        488        4,631
                                                                      ----------
                                                                         124,374
                                                                      ----------
UTILITIES -- 1.3%
      Allegheny Energy .................................         40        1,008
      Constellation Energy Group .......................        260        7,462
      Mirant* ..........................................        696       12,570
                                                                      ----------
                                                                          21,040
                                                                      ----------
   TOTAL COMMON STOCK
      (Cost $1,158,250) ................................               1,356,816
                                                                      ----------
EXCHANGE-TRADED FUNDS -- 3.1%
   BlackRock Floating Rate Income Strategies Fund ......      1,000       11,750
   Eaton Vance Senior Floating-Rate Trust ..............      2,300       28,060
   iShares Russell 2000 Index Fund .....................        210       11,683
                                                                      ----------
   TOTAL EXCHANGE-TRADED FUNDS
      (Cost $39,642) ...................................                  51,493
                                                                      ----------
SHORT-TERM INVESTMENT -- 16.5%
   Fidelity Institutional Money Market Funds --
      Money Market Portfolio, Cl I, 0.540% (C)
      (Cost $276,218) ..................................    276,218      276,218
                                                                      ----------
   TOTAL INVESTMENTS -- 100.6%
      (Cost $1,474,110) ................................              $1,684,527
                                                                      ==========


PERCENTAGES ARE BASED ON NET ASSETS OF $1,675,285.

*    NON-INCOME PRODUCING SECURITY.

(A)  REAL ESTATE INVESTMENT TRUST

(B)  THIS SECURITY IS DOMICILED IN BELGIUM AND TRADES IN EURO.

(C)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2009

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Value (Cost $1,474,110) .........................   $1,684,527
   Foreign Currency (Cost $336) ...................................          359
   Receivable from Capital Shares Sold ............................       30,500
   Receivable from Investment Adviser .............................       24,617
   Prepaid Expenses ...............................................        7,762
   Receivable from Investment Securities Sold .....................        3,143
   Dividends Receivable ...........................................          564
   Reclaims Receivable ............................................           52
                                                                      ----------
      TOTAL ASSETS ................................................    1,751,524
                                                                      ----------
LIABILITIES:
   Payable for Investment Securities Purchased ....................        6,282
   Payable due to Administrator ...................................        8,493
   Chief Compliance Officer Fees Payable ..........................        3,388
   Payable due to Trustees ........................................        1,789
   Payable due to Distributor .....................................          300
   Other Accrued Expenses .........................................       55,987
                                                                      ----------
      TOTAL LIABILITIES ...........................................       76,239
                                                                      ----------
NET ASSETS ........................................................   $1,675,285
                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in Capital ................................................   $2,060,669
   Undistributed Net Investment Income ............................        1,032
   Accumulated Net Realized Loss on Investments ...................     (596,856)
   Net Unrealized Appreciation on Investments .....................      210,417
   Net Unrealized Appreciation on Foreign Currency Transactions ...           23
                                                                      ----------
   NET ASSETS .....................................................   $1,675,285
                                                                      ==========
   Net Asset Value, Offering Price Per Share -- (unlimited
      authorization -- no par value)
      Advisor Class Shares ($1,675,285 / 211,102) .................   $     7.94
                                                                      ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           GRT VALUE FUND
                                                             FOR THE YEAR
                                                             ENDED JULY 31, 2009

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividend Income ...................................................   $  19,879
Less: Foreign Taxes Withheld ......................................        (140)
                                                                      ---------
   TOTAL INVESTMENT INCOME ........................................      19,739
                                                                      ---------
EXPENSES
Administration Fees ...............................................      84,928
Investment Advisory Fees ..........................................      13,001
Chief Compliance Officer Fees .....................................       9,363
Trustees' Fees ....................................................       7,562
Distribution Fees .................................................       3,421
Offering Costs ....................................................      45,300
Transfer Agent Fees ...............................................      51,367
Printing Fees .....................................................      25,406
Legal Fees ........................................................      31,945
Audit Fees ........................................................      17,808
Registration Fees .................................................      10,265
Custodian Fees ....................................................       6,295
Insurance and Other Expenses ......................................       7,840
                                                                      ---------
   TOTAL EXPENSES .................................................     314,501
Less: Waiver of Investment Advisory Fees ..........................     (13,001)
   Reimbursement from Investment Adviser ..........................    (283,690)
   Fees Paid Indirectly ...........................................         (22)
                                                                      ---------
   NET EXPENSES ...................................................      17,788
                                                                      ---------
NET INVESTMENT INCOME .............................................       1,951
                                                                      ---------
NET REALIZED LOSS ON INVESTMENTS ..................................    (589,284)
NET REALIZED GAIN ON FOREIGN CURRENCY TRANSACTIONS ................         170
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS ....................................................      288,104
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON FOREIGN CURRENCY TRANSACTIONS ...............................          23
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...................    (300,987)
                                                                      ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $(299,036)
                                                                      =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR        PERIOD
                                                                         ENDED        ENDED
                                                                       JULY 31,     JULY 31,
                                                                         2009         2008*
                                                                      ----------   ----------
OPERATIONS:
   Net Investment Income ..........................................   $    1,951   $    1,721
   Net Realized Loss on Investments and Foreign Currency
      Transactions ................................................     (589,114)      (6,433)
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments and Foreign Currency Transactions ...............      288,127      (77,687)
                                                                      ----------   ----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........     (299,036)     (82,399)
                                                                      ----------   ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income ..........................................       (1,572)      (2,410)
                                                                      ----------   ----------
CAPITAL SHARE TRANSACTIONS:
   Issued .........................................................      248,300    1,814,242
   Reinvestment of Distributions ..................................        1,418        2,148
   Redeemed .......................................................       (5,364)         (42)
                                                                      ----------   ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...................      244,354    1,816,348
                                                                      ----------   ----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS .....................      (56,254)   1,731,539
                                                                      ----------   ----------
NET ASSETS:
   Beginning of Period ............................................    1,731,539           --
                                                                      ----------   ----------
   End of Period (including undistributed net investment income of $1,032 and distributions in excess of net investment
      income of $(212), respectively) .............................   $1,675,285   $1,731,539
                                                                      ==========   ==========
SHARE TRANSACTIONS:
   Issued .........................................................       31,519      179,824
   Reinvestment of Distributions ..................................          236          223
   Redeemed .......................................................         (696)          (4)
                                                                      ----------   ----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS .....       31,059      180,043
                                                                      ==========   ==========

*    COMMENCED OPERATIONS ON MAY 1, 2008.

AMOUNTS DESIGNATED AS "--" ARE ZERO.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                        YEAR      PERIOD
                                                                        ENDED      ENDED
                                                                      JULY 31,   JULY 31,
                                                                        2009      2008*
                                                                      --------   --------
Net Asset Value, Beginning of Period ..............................   $  9.62    $10.00
                                                                      -------    ------
Income from Operations:
   Net Investment Income(1) .......................................      0.01      0.01
   Net Realized and Unrealized Loss on Investments and Foreign
      Currency Transactions .......................................     (1.68)    (0.38)
                                                                      -------    ------
Total from Operations .............................................     (1.67)    (0.37)
                                                                      -------    ------
Dividends and Distributions from:
   Net Investment Income ..........................................     (0.01)    (0.01)
                                                                      -------    ------
   Net Asset Value, End of Period .................................   $  7.94    $ 9.62
                                                                      =======    ======
TOTAL RETURN+ .....................................................    (17.35)%   (3.67)%
                                                                      =======    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .............................   $ 1,675    $1,732
Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements) .........................      1.30%     1.30%**
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) .........................     22.95%    28.03%**
Ratio of Net Investment Income to Average Net Assets ..............      0.14%     0.46%**
Portfolio Turnover Rate ...........................................        95%        4%++

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

*    COMMENCED OPERATIONS ON MAY 1, 2008.

**   ANNUALIZED

(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the GRT Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is capital appreciation. The Fund invests primarily in publicly traded equity securities of companies that are believed to be selling at a market price below their true value and offer the potential to increase in value. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

     pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust's Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2009, there were no fair valued securities.

     Statement of Financial Accounting Standards ("SFAS") No. 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
     3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at July 31, 2009:

Investments in Securities                LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
-------------------------              ----------   -------   -------   ----------
Common Stock                           $1,356,816     $--       $--     $1,356,816
Exchange Traded Funds                      51,493      --        --         51,493
Short-Term Investment                     276,218      --        --        276,218
                                       ----------     ---       ---     ----------
Total Market Value of Investments      $1,684,527     $--       $--     $1,684,527
                                       ==========     ===       ===     ==========

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     OFFERING COSTS --Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over twelve months beginning with inception. As of July 31, 2009, the deferred offering costs have been fully amortized by the Fund.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. There were no fees retained by the Fund during the year ended July 31, 2009.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

 4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.12% on the first $250 million of the Fund's average daily net assets; 0.10% on the next $250 million of the Fund's average daily net assets; and 0.08% on the Fund's average daily net assets over $500 million.

The Fund was subject to a minimum annual administration fee of $80,000 for the Fund's first year of operations and $100,000 per year thereafter. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Agreement dated May 31, 2000, as amended and restated on November 16, 2004. The Trust has adopted a distribution plan (the "Plan") that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2009, the Fund earned $22 of cash management credits. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

Union Bank, N.A., acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.95% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% of the Fund's average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.30% to recapture any of its prior waivers or reimbursements. At July 31, 2009, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $396,672.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $1,442,810 and $1,128,729, respectively, for the year ended July 31, 2009. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

Accordingly, the following permanent differences that are primarily attributable to reclassification of distributions, investments in REITs, investment in Passive Foreign Investment Companies and foreign currency transactions have been reclassified to (from) the following accounts:

                    ACCUMULATED
UNDISTRIBUTED NET     REALIZED     PAID-IN
INVESTMENT INCOME   GAIN/(LOSS)    CAPITAL
-----------------   -----------    -------
       $865            $(832)       $(33)


The tax character of dividends and distributions declared during the fiscal period ended July 31, 2009 was as follows:

       ORDINARY    LONG-TERM
        INCOME    CAPITAL GAIN     TOTAL
       --------   ------------   --------
2009   $1,572          $ --       $1,572
2008   2,410             --        2,410

As of July 31, 2009, the components of Accumulated Losses on a tax basis were as follows:


Undistributed Ordinary Income   $   1,032
Capital Loss Carryforwards        (15,229)
Post-October Losses              (566,630)
Unrealized Appreciation           195,443
                                ---------
Total Accumulated Losses        $(385,384)
                                =========

Post-October losses represent losses realized on investment transactions from November 1, 2008 through July 31, 2009, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows:

 EXPIRES     AMOUNT
-------     --------
July 2017    $15,229

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2009 were as follows:

             AGGREGATE GROSS   AGGREGATE GROSS
 FEDERAL        UNREALIZED        UNREALIZED     NET UNREALIZED
 TAX COST     APPRECIATION       DEPRECIATION     APPRECIATION
----------   --------------    ---------------   --------------
$1,489,107      $287,643           $(92,223)        $195,420

8. OTHER:

At July 31, 2009, 90% of total shares outstanding were held by four record shareholders owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. SUBSEQUENT EVENTS:

Effective July 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS
165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 28, 2009, date of issuance of the Fund's financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

GRT Value Fund of The Advisors' Inner Circle Fund II

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the GRT Value Fund (one of the series constituting The Advisors' Inner Circle Fund II (the "Trust")), as of July 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period May 1, 2008 (commencement of operations) through July 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GRT Value Fund of The Advisors' Inner Circle Fund II at July 31, 2009, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period May 1, 2008 (commencement of operations) through July 31, 2008, in conformity with U.S. generally accepted accounting principles.

                                                             (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
September 28, 2009

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of




                                                              TERM OF
                                   POSITION(S)              OFFICE AND
    NAME, ADDRESS(1),               HELD WITH                LENGTH OF
           AGE                      THE TRUST              TIME SERVED(2)
-------------------------   -------------------------   -------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                    Chairman                (Since 1991)
62 yrs. old                       of the Board
                                   of Trustees














WILLIAM M. DORAN                     Trustee                (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
69 yrs. old












(1) Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-GRT-4GRT. The following chart lists Trustees and Officers as of July 31, 2009.

                                                            NUMBER OF
                                                             FUNDS IN
                                                          THE ADVISORS'
                                                          INNER CIRCLE
                                                             FUND II
                PRINCIPAL OCCUPATION(S)                    OVERSEEN BY                OTHER DIRECTORSHIPS
                  DURING PAST 5 YEARS                      BOARD MEMBER             HELD BY BOARD MEMBER(3)
-------------------------------------------------------   -------------   -------------------------------------------
Currently performs various services on behalf of SEI            30        Trustee of The Advisors' Inner Circle Fund,
Investments for which Mr. Nesher is compensated.                          Bishop Street Funds, SEI Asset Allocation
                                                                          Trust, SEI Daily Income Trust, SEI
                                                                          Institutional International Trust, SEI
                                                                          Institutional Investments Trust, SEI
                                                                          Institutional Managed Trust, SEI Liquid
                                                                          Asset Trust, SEI Tax Exempt Trust, SEI
                                                                          Opportunity Master Fund, L.P., SEI
                                                                          Opportunity Fund, L.P., SEI Global Master
                                                                          Fund, PLC, SEI Global Assets Fund, PLC, SEI
                                                                          Global Investments Fund, PLC, SEI
                                                                          Investments Global, Limited, SEI
                                                                          Investments Global Fund Services, Limited,
                                                                          SEI Investments (Europe) Ltd., SEI
                                                                          Investments Unit Trust Management (UK)
                                                                          Limited and SEI Global Nominee Ltd.

Self-employed Consultant since 2003. Partner, Morgan,           30        Director of SEI Investments Company and SEI
Lewis & Bockius LLP (law firm) from 1976-2003, counsel                    Investments Distribution Co., SEI
to the Trust, SEI, SIMC, the Administrator and the                        Investments Global Fund Services Global
Distributor. Director of SEI Investments since 1974;                      Limited, Trustee of The Advisors' Inner
Secretary of SEI Investments since 1978.                                  Circle Fund, Bishop Street Funds, SEI Asset
                                                                          Allocation Trust, SEI Daily Income Trust,
                                                                          SEI Index Funds, SEI Institutional
                                                                          International Trust, SEI Institutional
                                                                          Investments Trust, SEI Institutional
                                                                          Managed Trust, SEI Liquid Asset Trust, SEI
                                                                          Tax Exempt Trust, SEI Investments Global
                                                                          Fund Services Limited, SEI Investments
                                                                          Global, Limited, SEI Investments (Europe),
                                                                          Limited SEI Investments (Asia) Limited and
                                                                          SEI Asset Korea Co., Ltd.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)




                                                              TERM OF
                                   POSITION(S)              OFFICE AND
      NAME, ADDRESS,                HELD WITH                LENGTH OF
          AGE(1)                    THE TRUST              TIME SERVED(2)
-------------------------   -------------------------   -------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY                      Trustee                (Since 1994)
78 yrs. old








GEORGE J. SULLIVAN, JR.              Trustee                (Since 1999)
66 yrs. old












BETTY L. KRIKORIAN                   Trustee                (Since 2005)
66 yrs. old





(1) Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

                                                            NUMBER OF
                                                             FUNDS IN
                                                          THE ADVISORS'
                                                          INNER CIRCLE
                                                             FUND II
                PRINCIPAL OCCUPATION(S)                    OVERSEEN BY              OTHER DIRECTORSHIPS
                  DURING PAST 5 YEARS                      BOARD MEMBER            HELD BY BOARD MEMBER(3)
-------------------------------------------------------   -------------   -------------------------------------------
Attorney, Solo Practitioner since 1994. Partner,               30         Trustee of The Advisors' Inner Circle Fund,
Dechert, September 1987-December 1993.                                    Bishop Street Funds, the U.S. Charitable
                                                                          Gift Trust, SEI Asset Allocation Trust, SEI
                                                                          Daily Income Trust, SEI Index Funds, SEI
                                                                          Institutional International Trust, SEI
                                                                          Institutional Investments Trust, SEI
                                                                          Institutional Managed Trust, SEI Liquid
                                                                          Asset Trust, SEI Tax Exempt Trust and SEI
                                                                          Alpha Strategy Portfolios, L.P.

Chief Executive Officer, Newfound Consultants, Inc.            30         Trustee of The Advisors' Inner Circle Fund,
since April 1997. General Partner, Teton Partners,                        Bishop Street Funds, State Street Navigator
L.P., June 1991- December 1996; Chief Financial                           Securities Lending Trust, Bishop Street
Officer, Nobel Partners, L.P., March 1991-December                        Funds, SEI Asset Allocation Trust, SEI
1996; Treasurer and Clerk, Peak Asset Management, Inc.,                   Daily Income Trust, SEI Institutional
since 1991.                                                               International Trust, SEI Institutional
                                                                          Investments Trust, SEI Institutional
                                                                          Managed Trust, SEI Liquid Asset Trust, SEI
                                                                          Tax Exempt Trust, Director of SEI Alpha
                                                                          Strategy Portfolios, L.P., SEI Opportunity,
                                                                          L.P., and SEI Structured Credit Fund, L.P.,
                                                                          member of the independent review committee
                                                                          for SEI's Canadian-registered mutual funds.

Vice President Compliance AARP Financial, Inc. since            30        Trustee of The Advisors' Inner Circle Fund
2008. Self-employed Legal and Financial Services                          and Bishop Street Funds.
Consultant since 2003. Counsel to State Street Bank
Global Securities and Cash Operations from 1995 to
2003.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)




                                                              TERM OF
                                   POSITION(S)              OFFICE AND
      NAME, ADDRESS,                HELD WITH                LENGTH OF
          AGE(1)                    THE TRUST              TIME SERVED(2)
-------------------------   -------------------------   -------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

CHARLES E. CARLBOM                   Trustee                (Since 2005)
74 yrs. old


MITCHELL A. JOHNSON                  Trustee                (Since 2005)
67 yrs. old








JOHN K. DARR                         Trustee                (Since 2008)
64 yrs. old



OFFICERS

PHILIP T. MASTERSON                 President               (Since 2008)
45 yrs. old





MICHAEL LAWSON              Treasurer, Controller and       (Since 2005)
48 yrs. old                  Chief Financial Officer

(1) Unless otherwise noted, the business address of each trustee/officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                           GRT VALUE FUND

                                                            NUMBER OF
                                                             FUNDS IN
                                                          THE ADVISORS'
                                                          INNER CIRCLE
                                                             FUND II
                PRINCIPAL OCCUPATION(S)                    OVERSEEN BY              OTHER DIRECTORSHIPS
                  DURING PAST 5 YEARS                      BOARD MEMBER            HELD BY BOARD MEMBER(3)
-------------------------------------------------------   -------------   -------------------------------------------
Self-employed Business Consultant, Business Project             30        Trustee of The Advisors' Inner Circle Fund,
Inc. since 1997. CEO and President, United Grocers Inc.                   Bishop Street Funds. Director of Oregon
from 1997 to 2000.                                                        Transfer Co.

Retired.                                                        30        Director, Federal Agricultural Mortgage
                                                                          Corporation. Trustee of The Advisors' Inner
                                                                          Circle Fund, Bishop Street Funds, SEI Asset
                                                                          Allocation Trust, SEI Daily Income Trust,
                                                                          SEI Institutional International Trust, SEI
                                                                          Institutional Investments Trust, SEI
                                                                          Institutional Management Trust, SEI Liquid
                                                                          Asset Trust, SEI Tax Exempt Trust and SEI
                                                                          Alpha Strategies Portfolios, L.P.

CEO, Office of Finance, FHL Banks, from 1992 to 2007.           30        Director of Federal Home Loan Bank of
                                                                          Pittsburgh and Manna, Inc. and Trustee of
                                                                          The Advisors' Inner Circle Fund and Bishop
                                                                          Street Funds.

Managing Director of SEI Investments since 2006. Vice           N/A                       N/A
President and Assistant Secretary of the Administrator
from 2004 to 2006. General Counsel of Citco Mutual Fund
Services from 2003 to 2004. Vice President and
Associate Counsel for the Oppenheimer Funds from 2001
to 2003.

Director, SEI Investments, Fund Accounting since July           N/A                       N/A
2005. Manager, SEI Investments AVP from April 1995 to
February 1998 and November 1998 to July 2005.

THE ADVISORS' INNER CIRCLE FUND II                           GRT VALUE FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)




                                                             TERM OF
                                   POSITION(S)              OFFICE AND
     NAME, ADDRESS,                 HELD WITH               LENGTH OF
          AGE(1)                    THE TRUST              TIME SERVED
-------------------------   -------------------------   -------------------
OFFICERS (CONTINUED)

RUSSELL EMERY                    Chief Compliance           (Since 2006)
46 yrs. old                          Officer










JOSEPH GALLO                    Vice President and          (Since 2007)
36 yrs. old                         Secretary





CAROLYN MEAD                    Vice President and          (Since 2007)
52 yrs. old                    Assistant Secretary


JAMES NDIAYE                    Vice President and          (Since 2004)
40 yrs. old                    Assistant Secretary




TIMOTHY D. BARTO                Vice President and          (Since 2000)
41 yrs. old                    Assistant Secretary




MICHAEL BEATTIE                   Vice President        (Since August 2009)
44 yrs. old

ANDREW S. DECKER                   AML Officer              (Since 2008)
45 yrs. old


(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                           GRT VALUE FUND

                                                            NUMBER OF
                                                             FUNDS IN
                                                          THE ADVISORS'
                                                           INNER CIRCLE
                                                             FUND II
                PRINCIPAL OCCUPATION(S)                    OVERSEEN BY              OTHER DIRECTORSHIPS
                  DURING PAST 5 YEARS                     BOARD MEMBER             HELD BY BOARD MEMBER
-------------------------------------------------------   -------------   -------------------------------------------
Chief Compliance Officer of SEI Structured Credit Fund,
LP and SEI Alpha Strategy Portfolios, LP since June
2007. Chief Compliance Officer of SEI Opportunity Fund,
L.P., SEI Institutional Managed Trust, SEI Asset
Allocation Trust, SEI Institutional International
Trust, SEI Institutional Investments Trust, SEI Daily
Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt
Trust since March 2006. Director of Investment Product
Management and Development, SEI Investments, since
February 2003; Senior Investment Analyst - Equity Team,
SEI Investments, from March 2000 to February 2003.

Attorney for SEI Investments since 2007. Associate             N/A                            N/A
Counsel ICMA-RC from 2004 to 2007. Assistant Secretary
of the VantageTrust Company in 2007. Assistant
Secretary of the Vantagepoint Funds from 2006 to 2007.
Investigator, U.S. Department of Labor from 2002 to
2004.

Counsel at SEI Investments since 2007. Associate at            N/A                            N/A
Stradley, Ronon, Stevens & Young from 2004 to 2007.
Counsel at ING Variable Annuities from 1999 to 2002.

Employed by SEI Investments Company since 2004. Vice           N/A                            N/A
President, Deutsche Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius LLP from 2000-2003.
Counsel, Assistant Vice President, ING Variable
Annuities Group from 1999-2000.

General Counsel, Vice President and Assistant Secretary        N/A                            N/A
of SEI Investments Global Funds Services since 1999;
Associate, Dechert (law firm) from 1997-1999;
Associate, Richter, Miller & Finn (law firm) from
1994-1997.

Director of Client Services at SEI since 2004.                 N/A                            N/A

Compliance Officer and Product Manager of SEI                  N/A                            N/A
Investments since 2005. Vice President of Old Mutual
Capital from 2000 to 2005.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          02/01/09    07/31/09     RATIOS     PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $1,327.80      1.30%       $7.50
HYPOTHETICAL 5% RETURN    1,000.00    1,018.35      1.30         6.51

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders who do not have a July 31, 2009 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2009 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2009, the Fund is designating the following items with regard to distributions paid during the period.

                                                QUALIFYING
                                                    FOR
                                                 CORPORATE
  LONG-TERM        ORDINARY                      DIVIDENDS     QUALIFIED
 CAPITAL GAIN       INCOME          TOTAL         RECEIVED      DIVIDEND
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION(1)   INCOME (2)
-------------   -------------   -------------   -----------    ----------
     0.00%          100.00%        100.00%         96.00%        97.68%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

                                 GRT VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                          GRT Capital Partners, L.L.C.
                                 50 Milk Street
                                   21st Floor
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-AR-001-0200

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

                                               2009                                               2008
                         ------------------------------------------------   ------------------------------------------------
                                           All fees and    All other fees                     All fees and    All other fees
                                            services to   and services to                      services to   and services to
                           All fees and       service         service         All fees and       service         service
                         services to the    affiliates    affiliates that   services to the    affiliates    affiliates that
                         Trust that were     that were    did not require   Trust that were     that were    did not require
                           pre-approved    pre-approved     pre-approval      pre-approved    pre-approved     pre-approval
                         ---------------   ------------   ---------------   ---------------   ------------   ---------------
(a) Audit Fees(1)            $333,388             N/A           N/A            $375,240            N/A             N/A
(b) Audit-Related Fees            N/A             N/A           N/A                 N/A            N/A             N/A
(c) Tax Fees                      N/A             N/A           N/A                 N/A     $11,000(2)             N/A
(d) All Other Fees(1)             N/A             N/A           N/A                 N/A            N/A             N/A

Notes:

(1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2) Tax fees for the year ended July 31, 2008 are comprised of tax compliance services related to the tax-free conversion of the Frost common/collective trust funds into the respective Frost series of the Trust.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                        2009   2008
                        ----   ----
Audit-Related Fees    100.00%  0.00%
Tax Fees                0.00%  0.00%
All Other Fees          0.00%  0.00%

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and billed by E&Y for the last two fiscal years were $0 and $11,000 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: October 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: October 5, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: October 5, 2009

* Print the name and title of each signing officer under his or her signature.